Revenue - Summary Of Contract Liabilities Balance Explanatory (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Contract Liabilities Balance Explanatory [Abstract]
Revenue that was included in contract liability balance at beginning of period	₩ 1,040,198	₩ 852,071